Note 17 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Jul. 31, 2024	Oct. 31, 2023
Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 181,184	$ 176,039
Liabilities, fair value	181,184	176,039
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	3,821,185	3,533,366
Liabilities, fair value	3,791,490	3,436,491
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	101,641	106,850
Liabilities, fair value	98,390	109,033
Level 1 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 1 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 1 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 2 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 2 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Level 2 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, fair value	98,390	109,033
Level 3 of fair value hierarchy [member] | Other financial liabilities [member]
Statement Line Items [Line Items]
Liabilities, fair value	181,184	176,039
Level 3 of fair value hierarchy [member] | Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, fair value	3,791,490	3,436,491
Level 3 of fair value hierarchy [member] | Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, fair value	0	0
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets, book value	247,983	132,242
Assets, fair value	247,983	132,242
Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	247,983	132,242
Cash and cash equivalents [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Cash and cash equivalents [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Securities [member]
Statement Line Items [Line Items]
Assets, book value	153,026	167,940
Assets, fair value	153,026	167,940
Securities [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	153,026	167,940
Securities [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Securities [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Loans, net [member]
Statement Line Items [Line Items]
Assets, book value	4,049,449	3,850,404
Assets, fair value	4,007,130	3,837,599
Loans, net [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Loans, net [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Loans, net [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	4,007,130	3,837,599
Derivatives [member]
Statement Line Items [Line Items]
Assets, book value	150	1,517
Assets, fair value	150	1,517
Derivatives [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Derivatives [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	150	1,517
Derivatives [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Other financial assets [member]
Statement Line Items [Line Items]
Assets, book value	953	953
Assets, fair value	953	953
Other financial assets [member] | Level 1 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Other financial assets [member] | Level 2 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	0	0
Other financial assets [member] | Level 3 of fair value hierarchy [member]
Statement Line Items [Line Items]
Assets, fair value	$ 953	$ 953